Share-based payment - Schedule of Change in Share-Based Variable Compensation (Details) - Variable Compensations	12 Months Ended
	Dec. 31, 2025 shares R$ / shares	Dec. 31, 2024 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	47,813,732	49,279,420
New	26,766,853	22,829,512
Delivered	(24,312,818)	(23,485,766)
Cancelled	(466,053)	(809,434)
Closing balance	49,801,714	47,813,732
Weighted average of remaining contractual life (years)	11 months 1 day	10 months 2 days
Market value weighted average (in brl per share) | R$ / shares	R$ 24.98	R$ 31.55